Operating Assets and Liabilities - Other Payables (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Assets and Liabilities
Liabilities related to collaboration agreements	kr 145	kr 70
Staff cost liabilities	637	481
Other liabilities	1,230	931
Accounts payable	330	245
Total at December 31	2,342	1,727
Non-current other payables	35	11
Current other payables	kr 2,307	kr 1,716